                               OppenheimerFunds, Inc.
                            Two World Financial Center
                          225 Liberty Street, 11th Floor
                            New York, NY 10281-1008

Lisa Bloomberg
Vice President &
Associate Counsel

October 2, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer Absolute Return Fund
                  Post-Effective Amendment No. 1 under the Securities Act
                  and Amendment No. 3 under the Investment Company Act
                  File Nos. 333-135492; 811-21918

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 1 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on September 27, 2007.

                                             Sincerely,

                                             /s/ Lisa Bloomberg
                                             Lisa Bloomberg
                                             Vice President & Associate Counsel
                                             212.323.0560
                                             lbloomberg@oppenheimerfunds.com

cc:    Ron Feiman, Esq.
       KPMG LLP
       Gloria LaFond